Schedule of detailed information about property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
As of December 31, 2020		R$ 260,381
As of December 31, 2021		419,808		R$ 260,381
As of December 31, 2020		419,808		260,381
Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		25,919
As of December 31, 2021		50,760		25,919
As of December 31, 2020		50,760		25,919
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		49,181
As of December 31, 2021		60,980		49,181
As of December 31, 2020		60,980		49,181
Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		13,401
As of December 31, 2021		18,852		13,401
As of December 31, 2020		18,852		13,401
Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		1,044
As of December 31, 2021		1,247		1,044
As of December 31, 2020		1,247		1,044
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		21,042
As of December 31, 2021		57,338		21,042
As of December 31, 2020		57,338		21,042
It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		17,660
As of December 31, 2021		38,262		17,660
As of December 31, 2020		38,262		17,660
Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		10,807
As of December 31, 2021		16,472		10,807
As of December 31, 2020		16,472		10,807
Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020
As of December 31, 2021
As of December 31, 2020
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		117,621
As of December 31, 2021		144,111		117,621
As of December 31, 2020		144,111		117,621
Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		3,706
As of December 31, 2021		31,786		3,706
As of December 31, 2020		31,786		3,706
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		314,015		176,303	R$ 91,648
Additions		125,869		89,832	56,964
Transfer					(525)
Business combinations		65,623		47,880	28,216
Disposals	[1]	(17,532)
As of December 31, 2021		487,975		314,015	176,303
As of December 31, 2020		487,975		314,015	176,303
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		25,919
Additions		1,384
Transfer		25,068		19,148
Business combinations				6,771
Disposals	[1]	62
As of December 31, 2021		52,433		25,919
As of December 31, 2020		52,433		25,919
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		68,503		44,329	30,503
Additions		10,268		13,806	9,838
Transfer		3		1,395
Business combinations		12,810		8,973	3,988
Disposals	[1]	(14,213)
As of December 31, 2021		77,371		68,503	44,329
As of December 31, 2020		77,371		68,503	44,329
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		13,401		7,005	2,770
Additions		5,451		672	4,235
Transfer
Business combinations				5,724
Disposals	[1]
As of December 31, 2021		18,852		13,401	7,005
As of December 31, 2020		18,852		13,401	7,005
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		1,215		707	182
Additions		111			422
Transfer
Business combinations		346		508	103
Disposals	[1]	(205)
As of December 31, 2021		1,467		1,215	707
As of December 31, 2020		1,467		1,215	707
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		29,131		21,438	11,897
Additions		21,075		4,550	6,976
Transfer		82		82
Business combinations		16,684		3,061	2,565
Disposals	[1]	2,862
As of December 31, 2021		69,834		29,131	21,438
As of December 31, 2020		69,834		29,131	21,438
Gross carrying amount [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		28,511		15,994	10,243
Additions		19,511		9,657	4,241
Transfer		9		367	(525)
Business combinations		10,138		2,493	2,035
Disposals	[1]	(4,985)
As of December 31, 2021		53,184		28,511	15,994
As of December 31, 2020		53,184		28,511	15,994
Gross carrying amount [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		21,624		18,139	12,838
Additions		3,392		1,012	1,205
Transfer
Business combinations		5,142		2,473	4,096
Disposals	[1]	(86)
As of December 31, 2021		30,072		21,624	18,139
As of December 31, 2020		30,072		21,624	18,139
Gross carrying amount [member] | Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020				1,049	597
Additions					34
Transfer				(1,049)
Business combinations					418
Disposals	[1]
As of December 31, 2021					1,049
As of December 31, 2020					1,049
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		122,005		30,911	11,882
Additions		4,720		54,748	4,488
Transfer		9,376		23,559
Business combinations		17,425		12,787	14,541
Disposals	[1]	(550)
As of December 31, 2021		152,976		122,005	30,911
As of December 31, 2020		152,976		122,005	30,911
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		3,706		36,731	10,736
Additions		59,957		5,387	25,525
Transfer		(34,538)		(43,502)
Business combinations		3,078		5,090	470
Disposals	[1]	(417)
As of December 31, 2021		31,786		3,706	36,731
As of December 31, 2020		31,786		3,706	36,731
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(53,634)		(36,983)	(25,885)
Transfer
Disposals		15,928	[1]		447
As of December 31, 2021		(68,167)		(53,634)	(36,983)
Depreciation		(30,461)		(16,651)	(11,545)
As of December 31, 2020		(68,167)		(53,634)	(36,983)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020
Transfer
Disposals			[1]
As of December 31, 2021		(1,673)
Depreciation		(1,673)
As of December 31, 2020		(1,673)
Accumulated depreciation and amortisation [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(19,322)		(13,793)	(9,696)
Transfer				(464)
Disposals		10,146	[1]
As of December 31, 2021		(16,391)		(19,322)	(13,793)
Depreciation		(7,215)		(5,065)	(4,097)
As of December 31, 2020		(16,391)		(19,322)	(13,793)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020
Transfer
Disposals			[1]
As of December 31, 2021
Depreciation
As of December 31, 2020
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(171)		(59)	(59)
Transfer
Disposals		147	[1]
As of December 31, 2021		(220)		(171)	(59)
Depreciation		(196)		(112)
As of December 31, 2020		(220)		(171)	(59)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(8,089)		(5,890)	(4,261)
Transfer
Disposals		1,194	[1]
As of December 31, 2021		(12,496)		(8,089)	(5,890)
Depreciation		(5,601)		(2,199)	(1,629)
As of December 31, 2020		(12,496)		(8,089)	(5,890)
Accumulated depreciation and amortisation [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(10,851)		(6,537)	(4,489)
Transfer
Disposals		3,458	[1]		447
As of December 31, 2021		(14,922)		(10,851)	(6,537)
Depreciation		(7,529)		(4,314)	(2,495)
As of December 31, 2020		(14,922)		(10,851)	(6,537)
Accumulated depreciation and amortisation [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(10,817)		(8,663)	(7,015)
Transfer
Disposals		633	[1]
As of December 31, 2021		(13,600)		(10,817)	(8,663)
Depreciation		(3,416)		(2,154)	(1,648)
As of December 31, 2020		(13,600)		(10,817)	(8,663)
Accumulated depreciation and amortisation [member] | Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020				(386)	(27)
Transfer				464
Disposals			[1]
As of December 31, 2021					(386)
Depreciation				(78)	(359)
As of December 31, 2020					(386)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020		(4,384)		(1,655)	(338)
Transfer
Disposals		350	[1]
As of December 31, 2021		(8,865)		(4,384)	(1,655)
Depreciation		(4,831)		(2,729)	(1,317)
As of December 31, 2020		(8,865)		(4,384)	(1,655)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2020
Transfer
Disposals			[1]
As of December 31, 2021
Depreciation
As of December 31, 2020

[1]	the Company performed physical inventory procedures in some of the subsidiaries for the year ended December 31, 2021 and the final adjustments (R$431 of costs net of depreciation) were recorded as disposals above.